UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, GP of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

     Thomas B. Ellis     Boston, Massachusetts     May 15, 2006
     Todd B. Hammer      Boston, Massachusetts     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $441,837 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106    32107   948500 SH       SOLE                   948500
AMERIPRISE FINL INC            COM              03076C106    34183   758600 SH       SOLE                   758600
ARTESYN TECHNOLOGIES INC       COM              043127109    28279  2582521 SH       SOLE                  2582521
BEARINGPOINT INC               COM              074002106    27087  3190500 SH       SOLE                  3190500
CENVEO INC                     COM              15670S105    23466  1415300 SH       SOLE                  1415300
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    14111   312200 SH       SOLE                   312200
GENTEK INC                     COM NEW          37245X203     9990   480500 SH       SOLE                   480500
INVESTOOLS INC                 COM              46145P103     3895   475000 SH       SOLE                   475000
MAIDENFORM BRANDS INC          COM              560305104    12882  1170000 SH       SOLE                  1170000
MASTEC INC                     COM              576323109    40101  2830000 SH       SOLE                  2830000
MCDERMOTT INTL INC             COM              580037109    39552   726400 SH       SOLE                   726400
MFA MTG INVTS INC              COM              55272X102     3980   626700 SH       SOLE                   626700
MI DEVS INC                    CL A SUB VTG     55304X104    19418   556400 SH       SOLE                   556400
MIRANT CORP NEW                COM              60467R100    16250   650000 SH       SOLE                   650000
NOVELIS INC                    COM              67000X106    30890  1501700 SH       SOLE                  1501700
QUADRAMED CORP                 COM              74730W101     3652  1675373 SH       SOLE                  1675373
RELIANT ENERGY INC             COM              75952B105     9077   857900 SH       SOLE                   857900
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     4986   733200 SH       SOLE                   733200
TAL INTL GROUP INC             COM              874083108    31295  1298000 SH       SOLE                  1298000
TARRAGON CORP                  COM              876287103     9307   467700 SH       SOLE                   467700
THERMA-WAVE INC                COM              88343A108     5843  3606900 SH       SOLE                  3606900
UNITED RETAIL GROUP INC        COM              911380103    11124   593896 SH       SOLE                   593896
USA MOBILITY INC               COM              90341G103    20410   716638 SH       SOLE                   716638
WASHINGTON GROUP INTL INC      COM NEW          938862208     9952   173409 SH       SOLE                   173409